Joint Ventures and Associates - Schedule of Significant Joint Ventures (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Synertech Industrias S.A.
Schedule of Significant Joint Ventures [Line Items]
Current assets		$ 55,963,591	$ 50,602,942
Non-current assets		11,195,394	12,351,672
Current liabilities		27,610,517	30,248,685
Non- current liabilities		3,447,008	3,841,374
Equity		36,101,460	28,864,555
Sales		61,815,678	62,798,136
(Loss)/Profit of the year		7,236,901	3,980,995
Agrality S.A. [Member]
Schedule of Significant Joint Ventures [Line Items]
Current assets	10,733,702	22,098,808	14,203,372
Non-current assets	17,174,010	20,002,212	24,832,433
Current liabilities	9,749,928	22,984,897	14,591,700
Non- current liabilities	8,155,954	8,640,513	19,382,094
Equity	10,001,830	10,475,610	5,062,012
Sales	27,931,724	22,757,410	20,540,979
(Loss)/Profit of the year	1,409,802	3,935,787	2,071,653
Theo I SCSp [Member]
Schedule of Significant Joint Ventures [Line Items]
Current assets
Non-current assets	22,755,817	108,456,044	135,533,950
Current liabilities	10,642,112	13,405,755	11,998,548
Non- current liabilities	73,674,157	57,060,813	55,630,592
Equity	(61,560,452)	37,989,476	67,904,810
Sales
(Loss)/Profit of the year	$ (99,549,928)	$ (32,213,331)	$ (10,632,802)